Intangable Assets, Net (Details) - Schedule of future minimum amortization expenses of intangible assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of future minimum amortization expenses of intangible assets [Abstract]
2021	$ 5,491,817
2022	5,491,817
2023	5,491,817
2024	5,491,817
2025	5,491,817
Thereafter	15,257,509
Total	$ 42,716,594	$ 47,299,120